Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Option activity for the years ended December 31, 2019 and 2018 was as follows:

			2019		2018
			Weighted		Weighted
			average		average
	Number		exercise price	Number	exercise price
	#		$	#	$
Outstanding - Beginning of year	1,474,477		4.12	1,498,052	2.26

Granted	343,100		6.39	619,505	6.65
Exercised	(139,877	) [1]	2.32	(626,875)[1]	2.18
Forfeited	(91,789)		6.81	(5,569)	1.80
Expired	(12,500)		2.37	(10,636)	4.92

Outstanding - End of year	1,573,411		4.63	1,474,477	4.12

[1] Of the 139,877 (2018 - 626,875) options exercised, 98,408 (2018 - 443,748) elected the cashless exercise, under which 63,727 shares (2018 - 297,626) were issued. These options would have otherwise been exercisable for proceeds of $229 (2018 - $975) on the exercise date.

Schedule of Weighted Average Assumptions

	2019	2018
Risk-free interest rate	1.81%	2.02%
Expected volatility	64%	77%
Expected life (years)	4.2	4.2
Forfeiture rate	5%	5%

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Warrant Activity

Warrant activity for the years ended December 31, 2019 and 2018 was as follows:

			2019			2018
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
	#	$	$	#	$	$

Opening balance	192,458	5.84	415	2,087,598	2.46	674
Granted	–	–	–	134,766	6.53	332
Exercised	(14,423)	4.22	(21)	(2,029,905)	2.41	(591)
Expired	(43,269)	4.22	(62)	–	–	–

Closing balance	134,766[1]	6.53	332	192,459	5.84	415

[1] The 134,766 warrants outstanding expired on February 15, 2020.

Schedule of Weighted Average Assumptions

The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

2018
Risk-free interest rate	1.84%
Expected volatility	68%
Expected dividend yield	–
Expected life (years)	2